Cash	12 Months Ended
Dec. 31, 2023
Cash [Abstract]
CASH
5	CASH

	As of December 31, 2023	As of December 31, 2022
	USD	USD
Cash at banks	467,235	161,022
Cash in the consolidated statements of financial position	467,235	161,022

	2023	2022
	USD	USD
Cash in the consolidated statements of cash flows	467,235	161,022

The maximum exposure to credit risk at the end of the reporting period is the book carrying value of cash at banks.